NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity	and operation	August 31, 2021	August 31, 2020

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.	Research	Canada	53.70%	55.00%

Notes:
(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.
(2) Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.